Income Taxes - Summary of profit/(loss) before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes
Chinese mainland	¥ 471,047		¥ 294,733	¥ 287,935
Non-Chinese mainland	72,402		65,857	(123,695)
Profit before income tax	¥ 543,449	$ 77,711	¥ 360,590	¥ 164,240